Subsequent events	12 Months Ended
Jun. 30, 2022
34. Subsequent events

34. Subsequent events

Series XIV Notes (Exchange of Series II Notes)

As consequence of the regulations established by the BCRA, on July 6, 2022, the company completed the exchange of its Series II Notes, originally issued by IRSA CP, in an aggregate principal amount of USD 360 million, maturing on March 23, 2023. On July 6, 2022, the expiration of the exchange was announced, USD 239 million of Series II Notes were validly tendered and accepted, representing an acceptance of 66.38%. On July 8, the exchange offer was settled, the new Series XIV Notes were issued for an amount of USD 171.2 million and the Series II Notes were partially canceled, the outstanding principal amount is USD 121 million.

The exchange offered two alternatives:

-Option A: Cash payment for up to 30% of the total amount of participation in the exchange, and the difference to complete the exchanged face value, in Series XIV Notes with a premium of 1,015 times. For each USD 1,000 tendered, the bondholder received USD 493.18 million in cash and USD 514.42 million in Series XIV Notes. Under Option A, 60.83% of the notes were accepted.

-Option B: For each USD 1,000 of Series II Notes the bondholder received 1,030 of Series XIV Notes. Under Option B, 39.17% of the notes were accepted.

In both options, the interest accrued as of settlement date was paid.

Series XIV Notes were issued under New York Law, will mature on June 22, 2028 and will accrue interest at a fixed rate of 8.75%, with interest payable semi-annually on June 22 and December 22 of each year, until expiration. Amortization will be in annual installments payable on June 22 of each year, each for 17.5% from 2024 to 2027 and the remaining 30% on June 22, 2028. The issue price was 100%.

Shares Buyback Program extension and completion

As a subsequent event, on July 12, 2022, the Board of Directors has resolved to extend the term of the shares repurchase plan that was determined by the Board of Directors on March 11, 2022, for an additional period of one hundred and twenty (120) days, maintaining the other terms and conditions that were duly informed.

On September 22, 2022, the Company completed the share buyback program, having acquired the equivalent of 9,419,623 IRSA common shares, which represent approximately 99.51% of the approved program and 1.16% of the outstanding shares.

“Della Paolera 261” floor sale

On August 17, the Company has sold and transferred one floor of the tower “200 Della Paolera” for a total leasable area of approximately 1,184 square meters and 8 parking spaces located in the building. The transaction price was set at approximately USD 12.6 million (USD/square meters 10,600), which had already been paid.